Schedule of Investments (unaudited)	iShares® International Developed Property ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 12.5%
Abacus Property Group	27,459	$48,876
Arena REIT	23,450	60,737
BWP Trust	31,743	84,218
Cedar Woods Properties Ltd.	4,136	12,135
Centuria Capital Group	46,379	53,582
Centuria Industrial REIT	36,081	76,239
Centuria Office REIT	29,067	30,205
Charter Hall Group	31,641	256,668
Charter Hall Long Wale REIT	43,550	130,568
Charter Hall Retail REIT	34,589	89,335
Charter Hall Social Infrastructure REIT	21,836	50,389
Cromwell Property Group	91,651	41,753
Dexus	71,760	376,745
Dexus Industria REIT	13,590	26,722
GDI Property Group Partnership	32,907	16,050
Goodman Group	113,879	1,339,257
GPT Group (The)	127,817	364,535
Growthpoint Properties Australia Ltd.	19,171	38,656
HealthCo REIT	17,444	20,547
Home Consortium Ltd.	12,920	37,198
HomeCo Daily Needs REIT	103,658	90,604
Hotel Property Investments Ltd.	12,915	31,282
Ingenia Communities Group	24,307	73,554
Lendlease Corp. Ltd.	45,677	242,457
Lifestyle Communities Ltd.	6,519	83,692
Mirvac Group	263,282	380,896
National Storage REIT	71,987	113,441
RAM Essential Services Property Ltd.	24,461	12,028
Region RE Ltd.	75,467	138,854
Rural Funds Group(a)	25,780	42,316
Scentre Group	345,388	672,318
Stockland	159,236	392,176
Vicinity Ltd.	258,386	348,898
Waypoint REIT Ltd	47,575	88,859
		5,865,790
Austria — 0.3%
CA Immobilien Anlagen AG	3,064	92,511
IMMOFINANZ AG(b)	2,137	26,735
S IMMO AG	588	7,855
		127,101
Belgium — 2.3%
Aedifica SA	2,643	215,056
Care Property Invest NV	1,892	31,930
Cofinimmo SA	1,988	178,028
Immobel SA	280	13,457
Intervest Offices & Warehouses NV	1,571	32,355
Montea NV	824	59,047
Retail Estates NV	745	49,511
Shurgard Self Storage SA	1,666	76,393
VGP NV	876	73,298
Warehouses De Pauw CVA	10,317	295,549
Xior Student Housing NV	1,550	48,154
		1,072,778
Canada — 3.7%
Allied Properties REIT	4,160	78,653
Artis REIT	3,865	25,719
Automotive Properties Real Estate Investment Trust	1,275	12,213
Boardwalk REIT	1,487	54,285
Security	Shares	Value

Canada (continued)
BSR Real Estate Investment Trust	1,224	$16,055
BTB Real Estate Investment Trust	2,448	6,599
Canadian Apartment Properties REIT	5,550	174,944
Choice Properties REIT	10,599	115,540
Crombie REIT	3,452	40,435
CT REIT	3,405	39,205
Dream Industrial REIT	8,341	72,014
Dream Office REIT	1,598	17,632
DREAM Unlimited Corp., Class A	1,506	28,285
European Residential Real Estate Investment Trust	2,958	6,620
First Capital Real Estate Investment Trust	7,024	87,204
Granite REIT	2,077	105,967
H&R Real Estate Investment Trust	8,740	78,169
Inovalis Real Estate Investment Trust(a)	1,081	3,010
InterRent REIT	4,497	42,512
Killam Apartment REIT	3,828	45,829
Minto Apartment Real Estate Investment Trust(c)	1,388	14,403
Morguard Corp.	295	24,502
Morguard North American Residential REIT	1,175	14,058
Nexus Industrial REIT	1,887	13,435
NorthWest Healthcare Properties REIT	7,776	54,558
Prinmaris REIT	3,230	34,924
PRO Real Estate Investment Trust	1,935	8,517
RioCan REIT	9,947	155,229
Slate Grocery REIT	1,911	21,326
Slate Office REIT(a)	2,589	8,260
SmartCentres Real Estate Investment Trust	4,745	93,849
Summit Industrial Income REIT	6,239	104,552
Tricon Residential Inc.	18,147	139,922
True North Commercial Real Estate Investment Trust(a)	3,144	13,444
		1,751,869
China — 0.7%
Gemdale Properties & Investment Corp. Ltd.	378,000	30,801
Greenland Hong Kong Holdings Ltd.	51,000	4,872
Wharf Holdings Ltd. (The)	81,000	237,603
Yuexiu REIT	148,000	37,267
		310,543
Finland — 0.5%
Citycon OYJ	5,212	34,917
Kojamo OYJ	11,905	176,063
		210,980
France — 3.3%
Altarea SCA	314	42,362
Carmila SA	3,846	54,915
Covivio	3,099	183,952
Gecina SA	3,629	369,722
ICADE	2,137	92,170
Klepierre SA	12,927	298,363
Mercialys SA	5,151	53,894
Nexity SA	3,313	92,539
Unibail-Rodamco-Westfield(b)	7,126	372,520
		1,560,437
Germany — 4.4%
ADLER Group SA(a)(b)(c)	4,451	6,388
alstria office REIT-AG	596	4,974
Aroundtown SA(a)	61,701	143,727
Deutsche EuroShop AG	665	15,708
Deutsche Wohnen SE	3,462	73,661
DIC Asset AG	2,510	20,510

Schedule of Investments (unaudited) (continued)	iShares® International Developed Property ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Grand City Properties SA	5,187	$51,018
Hamborner REIT AG	4,776	34,303
Instone Real Estate Group SE(c)	3,104	26,719
LEG Immobilien SE	4,950	322,833
TAG Immobilien AG	11,536	74,871
Vib Vermoegen AG	742	16,083
Vonovia SE	52,962	1,247,595
		2,038,390
Hong Kong — 12.7%
Champion REIT	125,000	49,285
CK Asset Holdings Ltd.	130,000	797,312
Far East Consortium International Ltd.	84,700	20,251
Fortune REIT	95,000	77,042
Hang Lung Group Ltd.	46,000	84,302
Hang Lung Properties Ltd.	124,000	241,553
Henderson Land Development Co. Ltd.	87,044	303,018
Hongkong Land Holdings Ltd.(a)	71,200	327,578
Hysan Development Co. Ltd.	40,000	129,537
K Wah International Holdings Ltd.	91,000	31,591
Kerry Properties Ltd.	38,500	83,523
Link REIT	140,600	1,028,817
New World Development Co. Ltd.	92,000	258,076
Prosperity REIT	85,000	21,623
Shun Tak Holdings Ltd.(b)	154,000	33,031
Sino Land Co. Ltd.	216,000	269,413
Sun Hung Kai Properties Ltd.	100,500	1,372,766
Sunlight REIT	68,000	29,320
Swire Properties Ltd.	70,000	177,303
Wharf Real Estate Investment Co. Ltd.	103,000	599,886
Zensun Enterprises Ltd.(b)	37,000	6,589
		5,941,816
Ireland — 0.1%
Irish Residential Properties REIT PLC	28,954	34,260

Israel — 2.5%
AFI Properties Ltd.	357	10,577
Africa Israel Residences Ltd.	415	18,419
Airport City Ltd.(b)	4,322	69,207
Alony Hetz Properties & Investments Ltd.	10,286	104,819
Amot Investments Ltd.	14,462	84,947
Ashtrom Group Ltd.	1	13
Aura Investments Ltd.(a)	8,408	13,201
Azrieli Group Ltd.	2,434	162,319
Big Shopping Centers Ltd.	792	81,056
Blue Square Real Estate Ltd.	343	20,252
Electra Real Estate Ltd.(a)	1,518	14,608
G City Ltd.	5,367	16,324
Gav-Yam Lands Corp. Ltd.	1,866	14,581
IES Holdings Ltd.	187	12,777
Israel Canada T.R Ltd.	8,053	17,466
Israel Land Development - Urban Renewal Ltd.	1,219	13,403
Isras Investment Co. Ltd.	105	20,028
Mega Or Holdings Ltd.	1,482	40,634
Mehadrin Ltd.(b)	1	28
Melisron Ltd.	1,516	108,714
Menivim- The New REIT Ltd.	46,164	21,752
Mivne Real Estate KD Ltd.	39,501	125,637
Norstar Holdings Inc.	1,414	4,992
Prashkovsky Investments and Construction Ltd.	505	11,643
Property & Building Corp. Ltd.(b)	187	10,142
Security	Shares	Value

Israel (continued)
Reit 1 Ltd.	12,465	$61,687
Sella Capital Real Estate Ltd.	14,365	33,526
Summit Real Estate Holdings Ltd.	2,301	29,145
YH Dimri Construction & Development Ltd.	460	28,542
		1,150,439
Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA	3,829	12,759

Japan — 29.3%
Activia Properties Inc.	49	153,609
Advance Logistics Investment Corp.	42	46,218
Advance Residence Investment Corp.	92	237,261
Aeon Mall Co. Ltd.	6,280	81,033
AEON REIT Investment Corp.	112	131,444
Arealink Co. Ltd.	500	6,775
Comforia Residential REIT Inc.	43	96,874
CRE Inc./Japan	1,000	8,473
CRE Logistics REIT Inc.	38	53,157
Daito Trust Construction Co. Ltd.	4,600	470,961
Daiwa House Industry Co. Ltd.	44,400	1,022,809
Daiwa House REIT Investment Corp.	143	318,841
Daiwa Office Investment Corp.	20	97,149
Daiwa Securities Living Investments Corp.	150	131,243
Dear Life Co.Ltd.	1,700	7,921
ESCON Japan Reit Investment Corp.	22	19,817
Frontier Real Estate Investment Corp.	34	132,456
Fukuoka REIT Corp.	49	63,573
Global One Real Estate Investment Corp.	64	52,576
GLP J-Reit	313	360,475
Goldcrest Co. Ltd.	900	11,484
Hankyu Hanshin REIT Inc.	46	53,393
Health Care & Medical Investment Corp.	24	32,818
Heiwa Real Estate Co. Ltd.	2,200	61,157
Heiwa Real Estate REIT Inc.	65	74,928
Hoshino Resorts REIT Inc.	17	91,562
Hulic Co. Ltd.	39,900	313,317
Hulic Reit Inc.	86	107,113
Ichigo Hotel REIT Investment Corp.	18	14,779
Ichigo Inc.	15,800	34,045
Ichigo Office REIT Investment Corp.	102	65,817
Industrial & Infrastructure Fund Investment Corp.	137	158,137
Invincible Investment Corp.	405	156,934
Japan Excellent Inc.	84	83,648
Japan Hotel REIT Investment Corp.	297	174,667
Japan Logistics Fund Inc.	62	147,920
Japan Metropolitan Fund Invest	466	370,709
Japan Prime Realty Investment Corp.	66	185,648
Japan Property Management Center Co. Ltd.	900	6,809
Japan Real Estate Investment Corp.	92	404,091
JINUSHI Co Ltd.(a)	700	9,858
JSB Co. Ltd.	400	12,343
Katitas Co. Ltd.	3,300	75,330
Keihanshin Building Co. Ltd.	2,800	27,123
Kenedix Office Investment Corp.	56	136,005
Kenedix Residential Next Investment Corp.	70	109,260
Kenedix Retail REIT Corp.	41	79,293
LaSalle Logiport REIT	118	143,883
Leopalace21 Corp.(b)	11,900	26,151
Marimo Regional Revitalization REIT Inc.	12	11,928
Mirai Corp.	119	40,828

Schedule of Investments (unaudited) (continued)	iShares® International Developed Property ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mitsubishi Estate Co. Ltd.	88,000	$1,139,915
Mitsubishi Estate Logistics REIT Investment Corp.	33	105,810
Mitsui Fudosan Co. Ltd.	63,656	1,163,439
Mitsui Fudosan Logistics Park Inc.	37	135,253
Mori Hills REIT Investment Corp.	108	129,100
Mori Trust Hotel Reit Inc.	22	22,611
Mori Trust Sogo REIT Inc.	65	72,654
Nippon Accommodations Fund Inc.	34	155,986
Nippon Building Fund Inc.	114	509,786
Nippon Prologis REIT Inc.	178	417,334
NIPPON REIT Investment Corp.	30	79,118
Nisshin Fudosan Co.	1,900	6,188
Nomura Real Estate Holdings Inc.	7,700	164,647
Nomura Real Estate Master Fund Inc.	313	387,773
NTT UD REIT Investment Corp.	92	96,045
One REIT Inc.	18	34,398
Ooedo Onsen Reit Investment Corp.	17	8,063
Orix JREIT Inc.	185	262,451
SAMTY Co. Ltd.	2,700	43,677
Samty Residential Investment Corp.	48	42,242
Sankei Real Estate Inc.	30	20,315
Sekisui House Reit Inc.	291	165,039
SOSiLA Logistics REIT Inc.	46	47,959
SRE Holdings Corp.(b)	700	17,527
Star Asia Investment Corp.	128	53,824
Star Mica Holdings Co. Ltd.	1,600	8,495
Starts Corp. Inc.	2,200	43,525
Starts Proceed Investment Corp.	16	28,844
Sumitomo Realty & Development Co. Ltd.	31,700	747,103
Sun Frontier Fudousan Co. Ltd.	1,900	15,882
Takara Leben Co. Ltd.	5,100	14,312
Takara Leben Real Estate Investment Corp.	43	32,526
TKP Corp.(b)	1,100	23,750
TOC Co. Ltd.	2,900	14,865
Tokaido REIT Inc.	11	10,160
Tokyo Tatemono Co. Ltd.	13,900	168,278
Tokyu Fudosan Holdings Corp.	40,100	190,159
Tokyu REIT Inc.	62	97,687
Tosei Corp.	2,000	20,695
Tosei Reit Investment Corp.	21	21,286
United Urban Investment Corp.	206	235,354
XYMAX REIT Investment Corp.	16	14,658
		13,682,376
Netherlands — 0.5%
Argo Properties NV(a)(b)	811	16,708
Brack Capital Properties NV(b)	1	80
CTP NV(c)	4,931	58,363
Eurocommercial Properties NV	2,857	69,214
NSI NV	1,160	28,870
Vastned Retail NV	1,258	28,481
Wereldhave NV	2,644	35,401
		237,117
New Zealand — 0.7%
Argosy Property Ltd.	55,874	41,204
Goodman Property Trust	69,790	89,531
Kiwi Property Group Ltd.	105,009	60,826
Precinct Properties New Zealand Ltd.	90,227	72,475
Stride Property Group	36,151	32,592
Security	Shares	Value

New Zealand (continued)
Vital Healthcare Property Trust	32,073	$45,889
		342,517
Norway — 0.2%
Entra ASA(c)	8,147	88,031

Singapore — 8.6%
AIMS APAC REIT(a)	35,485	32,878
CapitaLand Ascendas REIT	224,092	458,956
CapitaLand Ascott Trust	137,560	107,938
CapitaLand China Trust	78,526	65,693
Capitaland India Trust	50,000	42,175
CapitaLand Integrated Commercial Trust	335,510	511,724
Capitaland Investment Ltd/Singapore	163,700	452,416
CDL Hospitality Trusts	57,162	53,411
Chip Eng Seng Corp. Ltd.	33,600	18,828
City Developments Ltd.	34,000	209,009
Cromwell European Real Estate Investment Trust	24,120	38,750
Daiwa House Logistics Trust(a)	37,100	17,591
Digital Core REIT Management Pte Ltd.	22,600	12,443
Eagle Hospitality Trust(b)(d)	53,200	1
EC World Real Estate Investment Trust(a)	17,900	5,947
ESR-LOGOS REIT	375,136	103,713
Far East Hospitality Trust	70,200	32,526
First REIT	75,900	14,733
Frasers Centrepoint Trust	71,206	111,694
Frasers Logistics & Commercial Trust	193,272	167,341
Hong Fok Corp. Ltd.(a)	27,500	19,505
Keppel DC REIT	88,303	116,732
Keppel Pacific Oak US REIT	50,200	23,106
Keppel REIT	132,600	90,170
Lendlease Global Commercial REIT	123,492	64,993
Manulife US Real Estate Investment Trust	117,650	35,308
Mapletree Industrial Trust	133,032	220,445
Mapletree Logistics Trust(a)	214,811	255,433
Mapletree Pan Asia Commercial Trust	152,312	190,305
OUE Commercial Real Estate Investment Trust	159,500	39,859
Parkway Life REIT	26,100	73,320
Prime U.S. REIT	42,400	17,177
Sasseur Real Estate Investment Trust	37,700	21,251
SPH REIT	71,400	47,984
Starhill Global REIT	91,300	36,810
Suntec REIT	150,200	154,715
UOL Group Ltd.	31,100	156,364
		4,021,244
South Korea — 0.5%
D&D Platform REIT Co. Ltd., NVS	3,841	10,386
Dongwon Development Co. Ltd.	2,552	6,920
E KOCREF CR-REIT Co. Ltd.	1,568	6,448
ESR Kendall Square REIT Co. Ltd.	10,698	33,814
IGIS Value Plus REIT Co. Ltd.	2,187	8,377
JR Reit XXVII	9,909	33,101
Koramco Energy Plus Reit	2,353	9,978
Korea REIT & Trust Co. Ltd.	10,211	10,601
LOTTE Reit Co. Ltd.	7,878	24,986
Mirae Asset Maps Asia Pacific Real Estate 1 Investment	6,162	19,452
NH All-One REIT Co. Ltd.	2,825	7,615
Shinhan Alpha REIT Co. Ltd.	3,977	20,663
Shinhan Seobu T&D REIT Co. Ltd.	1,899	5,460
SK D&D Co. Ltd.	559	8,899

Schedule of Investments (unaudited) (continued)	iShares® International Developed Property ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
SK REITs Co. Ltd.	4,707	$20,576
		227,276
Spain — 0.8%
Aedas Homes SA(c)	877	12,936
Inmobiliaria Colonial Socimi SA	19,857	127,725
Lar Espana Real Estate Socimi SA	4,102	18,552
Merlin Properties Socimi SA	22,291	209,065
Metrovacesa SA(c)	1,319	8,994
		377,272
Sweden — 4.1%
Akelius Residential Property AB, Class D	12,876	25,444
Atrium Ljungberg AB, Class B	3,460	56,738
Castellum AB	19,200	232,521
Catena AB	2,216	82,773
Cibus Nordic Real Estate AB	3,042	41,841
Corem Property Group AB	298	4,872
Corem Property Group AB, Class B	36,296	29,269
Dios Fastigheter AB	6,101	44,134
Fabege AB	17,891	152,162
Fastighets AB Balder, Class B(b)	42,216	197,034
Heba Fastighets AB	4,390	15,279
Hufvudstaden AB, Class A	7,863	111,932
K-Fast Holding AB(a)(b)	4,086	9,248
Klarabo Sverige AB(b)	5,457	9,559
Logistea AB(b)	4,146	4,728
Neobo Fastigheter AB(a)(b)	7,034	13,178
NP3 Fastigheter AB	1,904	36,293
Nyfosa AB	10,352	80,155
Pandox AB(b)	5,922	66,073
Platzer Fastigheter Holding AB, Class B	4,132	32,616
Sagax AB, Class B	12,533	284,753
Sagax AB, Class D	6,433	16,495
Samhallsbyggnadsbolaget i Norden AB(a)	70,352	117,332
Samhallsbyggnadsbolaget i Norden AB, Class D	9,718	17,594
Wallenstam AB, Class B	28,074	118,340
Wihlborgs Fastigheter AB	17,879	135,016
		1,935,379
Switzerland — 2.5%
Allreal Holding AG, Registered	1,025	166,657
Intershop Holding AG	81	52,776
Mobimo Holding AG, Registered	486	124,044
Peach Property Group AG(a)	700	12,396
PSP Swiss Property AG, Registered	3,063	359,817
Swiss Prime Site AG, Registered	5,114	443,245
		1,158,935
United Kingdom — 9.2%
Abrdn Property Income Trust	27,967	21,187
AEW UK REIT PLC	11,377	13,974
Assura PLC	196,232	129,411
Balanced Commercial Property Trust Ltd.	53,115	56,709
Big Yellow Group PLC	11,559	160,108
British Land Co. PLC (The)	62,199	295,306
Capital & Counties Properties PLC	56,170	72,321
Civitas Social Housing PLC	39,886	30,427
CLS Holdings PLC(a)	12,699	24,322
Custodian Reit PLC	28,948	32,652
Derwent London PLC	7,501	214,688
Ediston Property Investment Co. PLC	14,139	10,129
Empiric Student Property PLC	40,230	40,952
Security	Shares	Value

United Kingdom (continued)
Grainger PLC	49,474	$150,725
Great Portland Estates PLC	16,960	101,081
Hammerson PLC(a)	266,313	76,626
Helical PLC	7,056	28,449
Home Reit PLC	52,824	24,299
Impact Healthcare Reit PLC	26,943	34,201
Land Securities Group PLC	50,127	374,507
LondonMetric Property PLC	65,461	135,881
LXI REIT PLC	114,868	156,970
NewRiver REIT PLC	21,639	20,405
Phoenix Spree Deutschland Ltd.	6,942	20,831
Picton Property Income Ltd. (The)	37,225	35,958
Primary Health Properties PLC	88,453	118,455
PRS REIT PLC (The)	36,651	39,391
Regional REIT Ltd.(c)	28,907	20,619
Safestore Holdings PLC	14,090	160,674
Schroder REIT Ltd.	36,295	18,511
Segro PLC	80,412	740,776
Shaftesbury PLC	19,218	85,508
Sirius Real Estate Ltd.	77,825	69,457
Supermarket Income Reit PLC	82,932	102,788
Triple Point Social Housing REIT PLC(c)	25,254	18,715
Tritax Big Box REIT PLC	125,022	209,527
UK Commercial Property REIT Ltd.	58,252	41,128
UNITE Group PLC (The)	26,733	293,280
Urban Logistics REIT PLC	31,578	51,417
Warehouse REIT PLC	28,426	35,946
Workspace Group PLC	9,366	50,342
		4,318,653
Total Common Stocks — 99.4%
(Cost: $68,548,843)		46,465,962

Rights

Austria — 0.0%
Buwog AG(d)	463	—

Total Rights — 0.0%
(Cost: $—)		—

Total Long-Term Investments — 99.4%
(Cost: $68,548,843)		46,465,962

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(e)(f)(g)	593,349	593,527
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(e)(f)	10,000	10,000

Total Short-Term Securities — 1.3%
(Cost: $603,181)		603,527

Total Investments — 100.7%
(Cost: $69,152,024)		47,069,489

Liabilities in Excess of Other Assets — (0.7)%		(323,028)

Net Assets — 100.0%		$46,746,461

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.

Schedule of Investments (unaudited) (continued)	iShares® International Developed Property ETF
December 31, 2022

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$458,807	$134,487	(a)	$—	$14	$219	$593,527	593,349	$19,731	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	—		(20,000)(a)	—	—	10,000	10,000	298		—
					$14	$219	$603,527		$20,029		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	11	03/09/23	$157	$(3,804)
Dow Jones U.S. Real Estate Index	5	03/17/23	165	(3,543)
				$(7,347)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based

Schedule of Investments (unaudited) (continued)	iShares® International Developed Property ETF
December 31, 2022

Fair Value Hierarchy as of Period End (continued)

on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,875,493	$43,590,468	$1	$46,465,962
Rights	—	—	—	—
Money Market Funds	603,527	—	—	603,527
	$3,479,020	$43,590,468	$1	$47,069,489
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(3,543)	$(3,804)	$—	$(7,347)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust